SHAREHOLDERS' EQUITY (Options Granted to Employees) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 104	$ 565	$ 14,318